GOODWILL AND INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2011
GOODWILL AND INTANGIBLE ASSETS
8.	GOODWILL AND INTANGIBLE ASSETS

(a)	Goodwill

The changes in the carrying amount of our goodwill, by segment, for the years ended December 31, 2011, 2010 and 2009 are as follows:

	Product sales	Service revenue	Total
	RMB	RMB	RMB
Balance as of January 1, 2009
Goodwill	73,247	47,649	120,896
Accumulated impairment losses	(4,264)	—	(4,264)
	68,983	47,649	116,632
Acquisition of Mega Smart	83,647	—	83,647
Adjustment on goodwill of Mega Smart (note a)	(3,421)	—	(3,421)
Balance as of December 31, 2009
Goodwill	153,473	47,649	201,122
Accumulated impairment losses	(4,264)	—	(4,264)
	149,209	47,649	196,858
Impairment loss of Long Rise (note 7(d))	(21,422)	—	(21,422)
Balance as of December 31, 2010
Goodwill	153,473	47,649	201,122
Accumulated impairment losses	(25,686)	—	(25,686)
	127,787	47,649	175,436
Acquisition of MDC (note 7(a))	61,509	—	61,509
Impairment loss (note 8(c))	(189,296)	(47,649)	(236,945)
Balance as of December 31, 2011
Goodwill	214,982	47,649	262,631
Accumulated impairment losses	(214,982)	(47,649)	(262,631)
	—	—	—
Balance as of December 31, 2011 (in USD)	—	—	—

Note a Goodwill arising from the acquisition of Mega Smart was adjusted in 2009 on completion of the assessment of the estimated discounted cash flows in relation to the proprietary technology acquired.

(b)	Intangible Assets

The Company reviews long-lived assets, including its intangible assets subject to amortization, which for the Company are its customer relationships, supplier relationships, proprietary technology, proprietary designs, website and software asset, non-compete agreements, license agreement and order backlog, for impairment whenever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. Recoverability of long-lived assets is measured by a comparison of the carrying amount of the asset group to the future undiscounted net cash flows expected to be generated by those assets. If such assets are considered to be impaired, the impairment charge recognized is the amount by which the carrying amounts of the assets exceed the fair value of the assets.

As of December 31, 2011 and 2010, the Company’s intangible assets related to the Company’s acquisitions consisted of the following:

	As of December 31, 2011
	Gross carrying amount	Amortization period	Accumulated amortization	Net carrying amount
	RMB	Years	RMB	RMB
Customer relationships	189,259	5 to 12	89,286	99,973
Supplier relationships	8,876	11.5	1,994	6,882
Proprietary technology	17,542	3 to 6.5	12,868	4,674
Proprietary designs	1,627	3	1,627	—
Website and software asset	575	3	575	—
Non-compete agreements	81,940	1 to 6	39,364	42,576
License agreement	1,249	2	1,249	—
Order backlog	4,305	0.1	4,305	—
Total	305,373		151,268	154,105
Total (in USD)	48,519		24,034	24,485

	As of December 31, 2010
	Gross carrying amount	Impairment / disposal of intangible assets of Long Rise (note 7(d))	Adjusted carrying amount	Amortization period	Accumulated amortization	Net carrying amount
	RMB	RMB	RMB	Years	RMB	RMB
Customer relationships	143,939	5,513	138,426	5 to 10	75,271	63,155
Supplier relationships	8,876	—	8,876	11.5	1,222	7,654
Proprietary technology	18,713	2,359	16,354	3 to 6.5	11,705	4,649
Proprietary designs	1,627	—	1,627	3	1,627	—
Website and software asset	575	—	575	3	575	—
Non-compete agreements	41,659	2,630	39,029	1 to 6	30,988	8,041
License agreement	1,249	—	1,249	2	1,249	—

Total	216,638	10,502	206,136		122,637	83,499

Amortization expense for intangible assets for the years ended December 31, 2011, 2010 and 2009 of RMB28,631 (USD4,549), RMB21,803 and RMB28,521 was included in selling, general and administrative expenses, respectively. Estimation amortization expense for the next five years is: RMB22,595 in 2012, RMB25,295 in 2013, RMB25,295 in 2014, RMB24,154 in 2015 and RMB20,263 in 2016.

(c)	Impairment of goodwill

As a result of the continued significant decline in the price of the Company’s shares of common stock in 2011, the Company’s aggregate market value was significantly lower than the aggregate carrying value of the Company’s reporting units. Accordingly, the Company determined that the carrying amounts of goodwill exceeded their respective implied fair values of nil and recorded a goodwill impairment charge of RMB236,945 (USD37,647). The goodwill impairment charge did not impact debt covenants compliance under the Company’s existing credit facility.